STOCK OPTION RESERVE (Details 2) - $ / shares	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life (in years)	1 year 6 months
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 205.18	$ 210.60
Weighted average remaining contractual life (in years)	7 years 4 months 20 days	8 years 4 months 9 days